Share Capital/Treasury Shares - Summary of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure of classes of share capital [line items]
Value of shares authorized		44
Value of shares issued and fully paid	$ 41	$ 40
Exercise of share options, Value	$ 392	$ 141	$ 2,930
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	444,343,488	444,343,488	444,343,488	444,343,488
Value of shares authorized	44		44
Number of shares issued and fully paid	401,804,327	393,252,140	386,741,005	360,791,045
Value of shares issued and fully paid	$ 41	$ 40	$ 39	$ 36
Exercise of share options, Shares	8,552,187	6,511,135	25,949,960
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Exercise of share options, Value	$ 1	$ 1	$ 3